Warrants (Details Narrative) (10-K) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2019	Oct. 15, 2018
Warrant purchased from common stock	161,538	87,500
Warrant issued for renewal of convertible debt	10,000	28,150
Warrants exercised		25,000	16,666
Warrant forfeited of shares	435,000
Community Specialty Pharmacy, LLC [Member]
Warrant purchased from common stock	405,507			405,507
Warrants exercised				405,507